Discontinued Operations (Details) (USD $)	1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2012	May 31, 2012	Nov. 30, 2011	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Discontinued operations
Investment sold (as a percentage)				51.00%
Sale consideration	$ 5,900,000	$ 5,500,000	$ 4,800,000	$ 11,000,000
Gain on sale of discontinued operations before income taxes	2,000,000	2,300,000	30,000	810,000		4,265,000	4,265,000	835,000
Assets and liabilities of property held for sale
Total assets of discontinued operations								6,316,000
Total liabilities of discontinued operations								1,758,000
Results from discontinued operations
Gain on sale of facility	2,000,000	2,300,000	30,000	810,000		4,265,000	4,265,000	835,000
Income tax expense					(800,000)	(1,800,000)
Retained and operated amenities
Discontinued operations
Gain on sale of discontinued operations before income taxes					1,993,000	4,265,000	4,265,000	835,000
Assets and liabilities of property held for sale
Notes and accounts receivable, net of allowance of $0 and $451, respectively								146,000
Property and equipment, net								6,077,000
Other assets								93,000
Total assets of discontinued operations								6,316,000
Accounts payable and other liabilities								1,741,000
Customer deposits								17,000
Total liabilities of discontinued operations								1,758,000
Allowance on notes and accounts receivable							0	451,000
Results from discontinued operations
Revenues					290,000	2,177,000	2,177,000	13,931,000
Income from discontinued operations					31,000	195,000	195,000	2,412,000
Gain on sale of facility					1,993,000	4,265,000	4,265,000	835,000
Income tax expense							(1,754,000)	(1,259,000)
Net gain from discontinued operations							$ 2,706,000	$ 1,988,000